Hotel Dispositions and Impairment Charges (Narrative) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 09, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 27,613,000	$ 0
Columbus Hampton Inn Easton
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		13,943,000
Canonsburg Homewood Suites Pittsburgh Southpointe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		9,978,000
Phoenix Hampton Inn Airport North
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		3,692,000
Crowne Plaza, Annapolis, Maryland | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for disposal	$ 5,100,000
Carrying value of hotel property	$ 2,100,000			$ 2,200,000
Gain (loss) on disposal		$ 3,600,000